Restricted Cash (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Restricted Cash (Textual)
Restricted cash, current portion	$ 4,021,177		$ 6,033,482
Short term loan	11,809,449		$ 10,867,111
Initial public offering, and certificate of deposits	3,500,000
Cash deposits	33,148
Industrial and Commercial Bank of China [Member]
Restricted Cash (Textual)
Short term loan	2,961,307
Industrial and Commercial Bank of China [Member] | RMB [Member]
Restricted Cash (Textual)
Short term loan | ¥		¥ 21,000,000
Suppliers [Member]
Restricted Cash (Textual)
Restricted cash, current portion	$ 488,029